Statements of Changes in Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2020 shares
Sale of units, net of warranty liability, underwriting discounts, and offering expenses, shares	23,000,000
Private Placement [Member]
Warrant outstanding	6,100,000